Average Annual Total Returns - First Trust Nasdaq Transportation ETF	First Trust Nasdaq Transportation ETF 1 Year	First Trust Nasdaq Transportation ETF Since Inception	First Trust Nasdaq Transportation ETF Inception Date	First Trust Nasdaq Transportation ETF After tax on distributions 1 Year	First Trust Nasdaq Transportation ETF After tax on distributions Since Inception	First Trust Nasdaq Transportation ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Transportation ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Transportation Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Transportation Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Industrial Transportation Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Industrial Transportation Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.16%	9.55%	Sep. 20, 2016	14.94%	9.02%	8.94%	7.24%	15.68%	10.20%	30.86%	19.58%	21.27%	16.63%